Debt - Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations (Details) - $ / shares			9 Months Ended	12 Months Ended
	Jun. 29, 2026	Aug. 08, 2025	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Share price (in dollars per share)	$ 3.96	$ 4.32
Strike price (in dollars per share)	$ 6.25	$ 5.42
Risk-free Rate	3.82%	3.73%
Peer group percentage	75.00%	65.00%
Dividend yield	0.00%	0.00%
Valuation Date
Disclosure of detailed information about financial instruments [line items]
Key Inputs	June 29, 2026 (date of signing)	August 8, 2025 (date of signing)	September 30, 2026	December 31, 2025
Maturity Date
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Key Inputs	June 29, 2031	August 8, 2030
Share Price
Disclosure of detailed information about financial instruments [line items]
Key Inputs	$3.96 (closing share price on June 26, 2026)	$4.32 based on Lifezone's 30 day VWAP closing share price on the NYSE	3.76	4.27
Strike Price
Disclosure of detailed information about financial instruments [line items]
Key Inputs	$6.25/share	$5.42/share
Risk-free Rate
Disclosure of detailed information about financial instruments [line items]
Key Inputs	3.82	3.73	Zero coupon curve based on United States Dollar Swap rates	Zero coupon curve based on United States Dollar Swap rates
Equity Volatility
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Key Inputs	75%, based on review of the historical volatility (rounded) of Lifezone and a group of industry peer companies	65%, selected based on review of the volatility (rounded) of a group of peer companies	75	70
Dividend Yield
Disclosure of detailed information about financial instruments [line items]
Key Inputs	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants	Assumed at 0% as management does not expect dividends to be distributed during the term of the Warrants	-	-
Credit Spread
Disclosure of detailed information about financial instruments [line items]
Key Inputs			20.7	17.8